Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses [Abstract]
Professional services	$ 5,577	$ 6,108	$ 5,618
Total noninterest expense	100,319	101,662	95,704
Income before income taxes	99,417	82,133	69,446
Income tax benefit	24,183	20,614	16,994
Net income	75,234	61,519	52,452
Change in other comprehensive (loss) income	(39,341)	211	7,475
Comprehensive income	35,893	61,730	59,927
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	34,125	34,096	31,100
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	34,125	34,096	31,100
Expenses [Abstract]
Operating supplies	0	21	20
Professional services	585	819	655
Miscellaneous expense	1,752	3,419	1,666
Total noninterest expense	2,337	4,259	2,341
Income before income taxes	31,788	29,837	28,759
Income tax benefit	(559)	(972)	(558)
Income before subsidiaries' undistributed earnings	32,347	30,809	29,317
Equity in undistributed earnings of subsidiaries	42,887	30,710	23,135
Net income	75,234	61,519	52,452
Change in other comprehensive (loss) income	(39,341)	211	7,475
Comprehensive income	$ 35,893	$ 61,730	$ 59,927